Equity Financing Transactions of the Daughter Companies - Additional Information (Detail) $ / shares in Units, $ in Thousands	3 Months Ended						5 Months Ended	12 Months Ended
	Jun. 30, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Sep. 30, 2022 USD ($) $ / shares shares	Mar. 31, 2022 shares $ / shares	Dec. 31, 2021 USD ($) shares $ / shares	Mar. 31, 2021 USD ($)	Jun. 30, 2023 $ / shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 shares	May 31, 2019 USD ($)
Subsidiary or Equity Method Investee [Line Items]
Common Stock, Shares, Outstanding | shares		98,318,395						91,006,182	98,318,395
Purchase of Teekay Tankers common shares (note 12)
Operating lease right-of-use assets (notes 1 and 8)		$ 42,894						76,314	42,894
Loss on bond repurchases								$ 0	(12,694)	$ 0
Senior Notes (8.5%) due January 15, 2020
Subsidiary or Equity Method Investee [Line Items]
Debt instrument, principal amount												$ 250,000
Debt Instrument, Repurchase Amount		$ 249,000							249,000
Loss on bond repurchases									$ 9,200
Thousands of Shares of Common Stock Outstanding
Subsidiary or Equity Method Investee [Line Items]
Common Stock, Shares, Outstanding | shares		98,318,000			101,571,000			91,006,000	98,318,000	101,571,000	101,109,000
Teekay Tankers
Subsidiary or Equity Method Investee [Line Items]
Purchase of Teekay Tankers common shares (note 12)	$ 4,800	$ 10,000			$ 4,700	$ 5,300				$ 10,000
Proceeds from Divestiture of Interest in Subsidiaries and Affiliates			$ 22,800
dilution gain from the acquisition and disposal of interest in subsidiaries and affiliates								$ 500	$ 5,200	$ 5,700
Sale of Investment, Average Share Price | $ / shares			$ 25.20
Average Share Price | $ / shares				$ 10.82	$ 11.27		$ 35.95
Teekay Tankers | Common Class A
Subsidiary or Equity Method Investee [Line Items]
Sale of Investment, Number Of Shares | shares			900,000
Purchaese of Investment, Number of Shares | shares	132,479			500,000	400,000
Teekay Tankers
Subsidiary or Equity Method Investee [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent		28.50%						28.70%	28.50%
Seapeak
Subsidiary or Equity Method Investee [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent		0.00%						0.00%	0.00%